Cover	Dec. 03, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2019
Entity File Number	001-01245
Entity Registrant Name	WISCONSIN ELECTRIC POWER COMPANY
Entity Central Index Key	0000107815
Entity Tax Identification Number	39-0476280
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	231 West Michigan Street
Entity Address, Address Line Two	P.O. Box 2046
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53201
City Area Code	414
Local Phone Number	221-2345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false